UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04893

THE TAIWAN FUND, INC.
(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE, P.O. BOX 5049
BOSTON, MA 02206-5049
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

The Taiwan Fund, Inc. c/o State Street Bank and Trust Company Attention: Tracie A. Coop, Secretary 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019
Registrant’s telephone number, including area code: (877) 864-5056
Date of fiscal year end: August 31
Date of reporting period: November 30, 2011

TABLE OF CONTENTS

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
ITEM 3. EXHIBITS
SIGNATURES
ITEM 1. SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Schedule of Investments/November 30, 2011 (Showing Percentage of Net Assets) (unaudited)

		US $
		VALUE
	SHARES	(NOTE 2)
COMMON STOCKS – 90.3%
CEMENT — 1.1%
Cement Industry — 1.1%
Wei Mon Industry Co., Ltd.	6,433,854	3,436,140

TOTAL CEMENT		3,436,140

CONSTRUCTION — 8.7%
Building Material and Construction Industry — 8.7%
Acter Co., Ltd.	941,179	2,935,270
Goldsun Development & Construction Co., Ltd.	11,314,980	4,345,746
Hung Poo Real Estate Development Corp.	4,929,873	3,437,405
King’s Town Construction Co., Ltd. #	4,261,680	2,606,210
Ruentex Development Co., Ltd.	9,598,082	9,603,461
Taiwan Land Development Corp. *	8,177,799	3,127,369

TOTAL CONSTRUCTION		26,055,461

ELECTRIC AND MACHINERY — 2.2%
Electric Machinery Industry — 2.2%
Good Friend International Holdings, Inc., TDR #	4,145,000	1,667,128
Yungtay Engineering Co., Ltd.	3,274,000	4,840,896

TOTAL ELECTRIC AND MACHINERY		6,508,024

ELECTRONICS — 18.4%
Communications and Internet Industry — 6.0%
GeoVision, Inc.	989,000	3,097,452
HTC Corp.	596,000	9,372,367
Wistron NeWeb Corp.	3,117,000	5,672,317

		18,142,136

Computer and Peripheral Equipment Industry — 2.2%
Advantech Co., Ltd.	2,426,100	6,598,531

Electronic Parts/Components Industry — 1.1%
Taiflex Scientific Co., Ltd.	3,452,820	3,175,871

Electronic Products Distribution Industry — 5.5%
Wah Lee Industrial Corp. #	6,644,000	8,148,116
WT Microelectronics Co., Ltd.	6,908,556	8,449,788

		16,597,904

Other Electronic Industry — 2.5%
Aurora Corp. #	4,060,000	6,150,298
Tatung Co., Ltd. *	4,770,897	1,307,031

		7,457,329

Semiconductor Industry — 1.1%
MPI Corp.	1,448,000	3,355,896

TOTAL ELECTRONICS		55,327,667

FINANCE — 19.2%
Financial and Insurance Industry — 19.2%
China Life Insurance Co., Ltd.	5,193,784	4,391,935
Chinatrust Financial Holding Co., Ltd.	17,223,268	9,397,194
Fubon Financial Holding Co., Ltd.	7,716,706	7,733,751
Jih Sun Financial Holding Co., Ltd. #	23,104,000	6,535,203
KGI Securities Co., Ltd.	26,527,658	10,188,481
SinoPac Financial Holdings Co., Ltd.	28,093,205	7,835,312
Union Bank of Taiwan #*	7,507,000	2,323,896
Yuanta Financial Holding Co., Ltd. *	19,238,900	9,355,282

TOTAL FINANCE		57,761,054

FOODS — 3.6%
Food Industry — 3.6%
Gourmet Master Co., Ltd.	214,200	1,377,015
Uni-President Enterprises Corp.	6,996,000	9,502,364

TOTAL FOODS		10,879,379

HEALTHCARE — 7.9%
Healthcare Industry — 7.9%
Excelsior Medical Co., Ltd.	3,133,729	6,146,998
Pacific Hospital Supply Co., Ltd. #	1,223,142	3,346,876
St. Shine Optical Co., Ltd.	392,000	4,393,894
YungShin Global Holding Corp. #	7,239,000	9,748,892

TOTAL HEALTHCARE		23,636,660

OTHERS — 0.1%
Other Industry — 0.1%
Globe Union Industrial Corp.	389,000	228,914

TOTAL OTHERS		228,914

PLASTICS — 1.6%
Plastic Industry — 1.6%
Yem Chio Co., Ltd. #	5,979,833	4,721,491

TOTAL PLASTICS		4,721,491

STEEL AND IRON — 2.9%
Iron and Steel Industry — 2.9%
Tung Ho Steel Enterprise Corp.	10,099,000	8,689,675

TOTAL STEEL AND IRON		8,689,675

TEXTILES — 2.7%
Textile Industry — 2.7%
Far Eastern New Century Corp.	3,548,836	3,866,714
Li Peng Enterprise Co., Ltd.	590,400	150,846
Makalot Industrial Co., Ltd. #	1,828,000	4,085,926

TOTAL TEXTILES		8,103,486

TRANSPORTATION — 2.2%
Shipping and Transportation Industry — 2.2%
Farglory F T Z Investment Holding Co., Ltd. #*	9,624,000	4,711,581
Taiwan High Speed Rail Corp. #*	12,597,600	2,064,091

TOTAL TRANSPORTATION		6,775,672

		US $
		VALUE
	SHARES	(NOTE 2)
WHOLESALE AND RETAIL — 19.7%
Trading and Consumers’ Goods Industry — 19.7%
Clevo Co.	6,288,000	9,338,819
Far Eastern Department Stores, Ltd.	6,953,070	8,630,307
Mercuries & Associates, Ltd.	10,576,169	9,971,926
PC Home Online	1,071,588	6,729,882
President Chain Store Corp. (a)	2,840,000	13,997,297
Taiwan Tea Corp.	8,231,000	3,446,204
Test-Rite International Co., Ltd. #	10,622,000	7,073,629

TOTAL WHOLESALE AND RETAIL		59,188,064

TOTAL COMMON STOCKS (Cost — $281,537,874)		271,311,687

TOTAL INVESTMENTS — 90.3% (Cost — $281,537,874)		271,311,687

OTHER ASSETS AND LIABILITIES, NET—9.7%		29,063,722

NET ASSETS—100.0%		300,375,409

Legend:
TDR –    Taiwan Depositary Receipt
US $ –   United States Dollar
#     Illiquid security. At November 30, 2011, the value of these securities amounted to $63,183,337 which represented 21.0% of net assets.
*   Non-income producing
(a)  Affiliated issuer. See Note 3.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)
1. Organization. The Taiwan Fund, Inc. (the “Fund”), a Delaware corporation, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment fund.
The Fund concentrates its investments in the securities listed on the Taiwan Stock Exchange. Because of this concentration, the Fund may be subject to additional risks resulting from future political or economic conditions in Taiwan and the possible imposition of adverse governmental laws of currency exchange restrictions affecting Taiwan.
2. Summary of Significant Accounting Policies. This schedule of investments is prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates. Management has evaluated the impact of all events or transactions occurring after period end through the date this schedule of investments was issued, and have determined that, except as set forth in Note 5, there were no subsequent events requiring recognition or disclosure. The following summarizes the significant accounting policies of the Fund:
Security Valuation. All securities, including those traded over-the-counter, for which market quotations are readily available are valued at the last sales price prior to the time of determination of the Fund’s net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). These securities are generally categorized as Level 1 securities in the fair value hierarchy. In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors (the “Board”) may prescribe. Foreign securities may be valued at fair value according to procedures approved by the Board if the closing price is not reflective of current market values due to trading or events occurring in the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. These securities may be categorized as Level 2 or Level 3 securities in the fair value hierarchy, depending on the valuation inputs. Short-term investments, having a maturity of 60 days or less are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The following is a summary of the inputs used to value the Fund’s investments in securities as of November 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks^	$271,311,687	$—	$—	$271,311,687

Total	$271,311,687	$—	$—	$271,311,687

^	See schedule of investments for industry breakout.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. As of November 30, 2011, there were no significant transfers between Levels 1, 2, or 3 based on the valuation input levels on August 31, 2011.
In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.
Foreign Currency Translation. The financial accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
Security Transactions. Security transactions are accounted as of the trade date.
3. Affiliated Issuers. An affiliate is a company in which the Fund holds 5% or more of a company’s outstanding voting securities. Transactions with such companies during the period ended November 30, 2011 were as follows:

		Balance of Shares			Balance of
	Value on August 31,	Held on August 31,			Shares Held on	Value on	Investment	Realized Capital
Issuer	2011	2011	Purchases	Sales	November 30, 2011	November 30, 2011	Income	Gain/Loss

President Chain Store Corp.	$18,111,308	2,840,000	$—	$—	2,840,000	$13,997,297	$—	$—

	$18,111,308	2,840,000	$—	$—	2,840,000	$13,997,297	$—	$—

4. Tax Basis of Investments. Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. At November 30, 2011, the aggregate cost basis of the Fund’s investment securities for financial reporting purposes was $281,537,874. Net unrealized depreciation of the Fund’s investment securities was $10,226,187 of which $30,749,049 related to appreciated investment securities and $40,975,236 related to depreciated investment securities.
5. Subsequent Event. On December 23, 2011 the Fund announced that the Board has appointed Martin Currie, Inc. and APS Asset Management Ptc Ltd. as the investment adviser and sub-adviser of the Fund, subject to stockholder approval.

ITEM 2. CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS
The certifications required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)), are attached as exhibits to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.
By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: January 27, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Actof 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner
Jamie Skinner
President of The Taiwan Fund, Inc.

Date: January 27, 2012

By:	/s/ Cynthia Morse-Griffin
Cynthia Morse-Griffin
Treasurer of The Taiwan Fund, Inc.

Date: January 27, 2012